OLD WESTBURY FUNDS, INC.

Old Westbury Municipal Bond Fund

Old Westbury Global Small & Mid Cap Fund

Old Westbury Real Return Fund

Supplement Dated December 30, 2010 to the

Prospectus dated March 1, 2010, as supplemented

This supplement provides notice of certain important information relating to the above Funds and should be read in conjunction with the Prospectus.

DISCLOSURES RELATING TO THE OLD WESTBURY MUNICIPAL BOND FUND

Effective January 1, 2011, the Fund has changed its benchmark to the Bank of America Merrill Lynch 1-12 Year Municipal Bond Index. Accordingly, the Fund’s prospectus is revised and supplemented as follows:

1)            The following is inserted after the first sentence of the first paragraph under the section “Performance Information”:

Effective January 1, 2011, the Fund changed its benchmark to the Bank of America Merrill Lynch 1-12 Year Municipal Bond Index to more closely reflect the Fund’s investment strategy.

2)            The following line is added to the table under the heading “Average Annual Total Returns (for the periods ended 12/31/09)” in the section entitled “Performance Information”:

1 Year	5 Years	10 Years

Bank of America Merrill Lynch 1-12

Year Municipal Bond Index	7.18%	4.47%	5.56%

3)	The following is added to the section “Index Descriptions”:

Bank of America Merrill Lynch 1-12 Year Municipal Bond Index: The Bank of America Merrill Lynch 1-12 Year Municipal Bond Index is an unmanaged, market weighted index comprised of investment grade, fixed rate, coupon bearing municipal bonds with maturities greater than one year but less than twelve years. You cannot invest directly in an index.

DISCLOSURES RELATING TO THE OLD WESTBURY GLOBAL SMALL & MID CAP FUND

Effective January 1, 2011, the Fund has changed its benchmark to the S&P Global MidSmallCap Index. Accordingly, the Fund’s prospectus is revised and supplemented as follows:

1)           The following is inserted after the first sentence of the first paragraph under the section “Performance Information”:

Effective January 1, 2011, the Fund changed its benchmark to the S&P Global MidSmallCap Index to more closely reflect the Fund’s investment strategy.

2)            The following line is added to the table under the heading “Average Annual Total Returns (for the periods ended 12/31/09)” in the section entitled “Performance Information”:

Old Westbury Funds, Inc.

1 Year	Since Inception

(4/7/05)*+

S&P Global MidSmallCap Index	44.67%	34.85%

+ S&P Global MidSmallCap Index since inception return from 11/1/08.

3)	The following is added to the section “Index Descriptions”:

S&P Global MidSmallCap Index: The S&P Global MidSmallCap Index is comprised of a combination of mid-cap and small-cap companies across developed and emerging market countries, representing the bottom 30% of the market’s cumulative available capital. You cannot invest directly in an index.

DISCLOSURES RELATING TO THE OLD WESTBURY REAL RETURN FUND

Effective January 1, 2011, the Fund has changed its primary benchmark to the Dow Jones UBS Commodity Index. The Fund’s current primary benchmark, the Barclays Capital U.S. TIPS Index, will become the Fund’s secondary index. Accordingly, the Fund’s prospectus is revised and supplemented as follows:

1)           The following is inserted after the first sentence of the first paragraph under the section “Performance Information”:

Effective January 1, 2011, the Fund changed its primary benchmark to the Dow Jones UBS Commodity Index to more closely reflect the Fund’s investment strategy. The Barclays Capital U.S. TIPS Index is the Fund’s secondary index.

2)            The following line is added to the table under the heading “Average Annual Total Returns (for the periods ended 12/31/09)” in the section entitled “Performance Information”:

	1 Year	Since Inception
		(4/30/05)
Dow Jones UBS Commodity Index	18.91%	0.93%

3)	The following is added to the section “Index Descriptions”:

Dow Jones UBS Commodity Index: The Dow Jones UBS Commodity Index is an unmanaged index composed of futures contracts on physical commodities. You cannot invest directly in an index.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Old Westbury Funds, Inc.